FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
Assets measured at fair value

	December 31, 2022				December 25, 2021
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$390,219	$1,286	$—	$391,505	$19	$9,392	$—	$9,411
Fixed income funds	2,594	16,692	—	19,286	1,668	16,910	—	18,578
Treasury securities	343	—	—	343	342	—	—	342
Equity securities	17,337	—	—	17,337	20,163	—	—	20,163
Alternative investments	—	—	4,102	4,102	—	—	3,785	3,785
Mutual funds:
Domestic stock funds	13,067	—	—	13,067	10,910	—	—	10,910
International stock funds	1,414	—	—	1,414	1,687	—	—	1,687
Target funds	8	—	—	8	23	—	—	23
Bond funds	130	—	—	130	146	—	—	146
Alternative funds	474	—	—	474	483	—	—	483
Total mutual funds	15,093	—	—	15,093	13,249	—	—	13,249
Total	$425,586	$17,978	$4,102	$447,666	$35,441	$26,302	$3,785	$65,528

Available for sale investment portfolio

Ardellis’ available for sale investment portfolio, including funds held with the State of Michigan, consists of the following (in thousands):

	December 31, 2022			December 25, 2021
		Unrealized			Unrealized
	Cost	Gain (Loss)	Fair Value	Cost	Gain	Fair Value
Fixed Income	$21,399	$(2,113)	$19,286	$18,169	$409	$18,578
Treasury Securities	343	—	343	342	—	342
Equity	15,762	1,575	17,337	15,196	4,967	20,163
Mutual Funds	13,430	1,144	14,574	9,222	3,325	12,547
Alternative Investments	3,105	997	4,102	3,003	782	3,785
Total	$54,039	$1,603	$55,642	$45,932	$9,483	$55,415